Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.69%♦
Communication Services — 9.93%
Baidu Class A †	266,950	$ 2,914,245
Bharti Airtel	328,975	5,696,973
China United Network Communications Class A	1,392,900	900,989
Kuaishou Technology 144A #, †	246,800	1,458,541
NetEase	1,099,100	20,985,371
Sitios Latinoamerica †	1	0
Tencent Holdings	698,720	33,320,740
Tencent Music Entertainment Group ADR	128,377	1,803,697
Turkcell Iletisim Hizmetleri	2,263,001	6,971,663
		74,052,219
Consumer Discretionary — 15.47%
Alibaba Group Holding	1,332,900	12,033,404
ANTA Sports Products	49,600	476,370
Bajaj Auto	217,283	24,758,471
Geely Automobile Holdings	2,135,000	2,403,193
Hero MotoCorp	64,436	4,311,523
Hyundai Motor	33,653	7,212,230
JD.com Class A	382,161	5,055,318
Kia	290,673	27,304,046
Li Auto Class A †	170,400	1,534,005
Maruti Suzuki India	23,106	3,334,482
Meituan Class B 144A #, †	678,112	9,647,556
Naspers Class N	20,406	4,000,972
PDD Holdings ADR †	66,705	8,868,430
Tata Motors	159,222	1,889,851
Vipshop Holdings ADR	199,512	2,597,646
ZEEKR Intelligent Technology Holding ADR †	97	1,826
		115,429,323
Consumer Staples — 4.75%
Ambev	3,131,497	6,397,327
BIM Birlesik Magazalar	239,555	3,998,116
Fix Price Group GDR 144A #, =	1,489,220	0
Hindustan Unilever	101,548	3,011,642
ITC	826,760	4,212,745
Jiangsu Yanghe Brewery Joint-Stock Class A	45,900	510,039
Kweichow Moutai Class A	15,101	3,049,670
Shanxi Xinghuacun Fen Wine Factory Class A	49,715	1,442,861
Wal-Mart de Mexico	3,120,969	10,660,254
Wuliangye Yibin Class A	122,161	2,152,682
		35,435,336
Energy — 7.18%
China Petroleum & Chemical Class H	3,856,000	2,498,557
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Energy (continued)
China Shenhua Energy Class A	479,592	$ 2,928,620
China Shenhua Energy Class H	1,373,000	6,320,788
Coal India	1,800,225	10,214,678
LUKOIL PJSC =	276,569	0
Oil & Natural Gas	965,171	3,173,736
PetroChina Class H	5,788,000	5,855,411
Petroleo Brasileiro	318,171	2,294,888
Prio	369,976	2,902,175
Reliance Industries	137,663	5,168,584
Shaanxi Coal Industry Class A	1,611,000	5,713,623
Shanxi Coking Coal Energy Group Class A	480,700	682,079
Shanxi Lu'an Environmental Energy Development Class A	1,639,100	4,089,826
Turkiye Petrol Rafinerileri	330,361	1,674,328
		53,517,293
Financials — 20.36%
Agricultural Bank of China Class A	9,601,600	5,761,449
Axis Bank	530,355	8,047,149
Banco do Brasil	1,058,408	5,042,022
Bank Central Asia	26,697,700	16,181,659
Bank Mandiri Persero	7,118,200	2,673,400
Bank of China Class A	6,168,879	3,922,382
Bank of China Class H	32,497,000	16,021,597
Bank Rakyat Indonesia Persero	48,301,000	13,568,525
China Construction Bank Class A	3,020,500	3,076,183
China Construction Bank Class H	14,375,000	10,621,491
FirstRand	4,345,437	18,366,973
Grupo Financiero Banorte Class O	946,700	7,367,649
ICICI Bank	1,946,254	27,998,517
Industrial & Commercial Bank of China Class H	12,798,000	7,604,346
KB Financial Group	78,074	4,452,458
Saudi National Bank	120,000	1,173,899
Sberbank of Russia PJSC =, †	4,129,544	0
		151,879,699
Healthcare — 0.33%
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,490,294
		2,490,294
Industrials — 4.67%
Bharat Electronics	1,243,727	4,562,508
COSCO SHIPPING Holdings Class A	515,300	1,098,533
Eva Airways	2,436,000	2,864,646
Evergreen Marine Taiwan	503,200	2,993,622
NQ- IV9630 [0624] 0824 (3775171)    1

Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Hindustan Aeronautics	54,863	$ 3,463,499
KOC Holding	1,072,958	7,452,113
Larsen & Toubro	114,578	4,875,722
Weichai Power Class A	3,374,994	7,543,287
		34,853,930
Information Technology — 32.21%
Accton Technology	155,000	2,651,696
HCL Technologies	322,033	5,636,809
Hon Hai Precision Industry	1,940,000	12,797,189
Infosys	999,004	18,770,074
Lenovo Group	1,030,000	1,453,519
Lite-On Technology	1,363,000	4,453,493
MediaTek	478,879	20,665,832
Novatek Microelectronics	458,000	8,555,338
Quanta Computer	178,000	1,711,881
Realtek Semiconductor	669,000	11,259,467
Samsung Electronics	829,998	49,142,635
Taiwan Semiconductor Manufacturing	2,650,404	78,920,218
Tata Consultancy Services	391,009	18,306,794
Wiwynn	73,000	5,951,790
		240,276,735
Materials — 2.33%
Huaibei Mining Holdings Class A	451,300	1,039,734
NMDC	2,277,447	6,720,022
POSCO Holdings	8,130	2,143,981
Tata Steel	1,332,556	2,780,729
Vale	204,603	2,281,338
Yunnan Aluminium Class A	715,100	1,329,608
Zhongjin Gold Class A	539,100	1,098,077
		17,393,489
Real Estate — 0.10%
China Resources Land	206,500	702,080
Etalon Group GDR =, †	2,791,564	0
		702,080
Utilities — 0.36%
Cia de Saneamento Basico do Estado de Sao Paulo	94,211	1,264,158
GAIL India	541,546	1,425,830
		2,689,988
Total Common Stocks (cost $556,807,006)		728,720,386

Preferred Stock — 1.29%
Petroleo Brasileiro 14.18% ω	1,406,105	9,570,901
Total Preferred Stock (cost $5,807,816)		9,570,901
	Troy Ounces	Value (US $)
Bullion — 0.04%
Gold	342	$ 315,578
Total Bullion (cost $394,317)		315,578
	Number of shares
Short-Term Investments — 1.56%
Money Market Mutual Funds — 1.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	2,913,115	2,913,115
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	2,913,115	2,913,115
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	2,913,115	2,913,115
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	2,913,116	2,913,116
Total Short-Term Investments (cost $11,652,461)		11,652,461

Total Value of Securities—100.58% (cost $574,661,600)		750,259,326
Liabilities Net of Receivables and Other Assets—(0.58%)		(4,291,223)
Net Assets Applicable to 36,887,930 Shares Outstanding—100.00%		$745,968,103
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $11,106,097, which represents 1.49% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV9630 [0624] 0824 (3775171)

(Unaudited)
Summary of abbreviations: (continued)
GDR – Global Depositary Receipt
Summary of abbreviations: (continued)
PJSC – Private Joint Stock Company
NQ- IV9630 [0624] 0824 (3775171)    3